CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 3,242,953	$ 1,873,866
Restricted cash-current	1,758,937	28,084
Short-term investments	2,694,555	345,457
Inventory	38,675	25,832
Amounts due from related parties-current	2,964	3,642
Income tax receivables	15,641	11,548
Prepaid expenses and other current assets	403,110	207,352
Total current assets	8,156,835	2,495,781
Restricted cash-non-current	16,094	13,235
Property and equipment, net	511,415	366,656
Deferred tax assets	317,189	79,534
Rental deposits	102,555	72,721
Intangible assets, net	66,041	58,985
Land use rights, net	216,702	204,853
Goodwill	454,413	378,913
Long-term investments	667,636	571,601
Long-term prepayments and other non-current assets	57,694	85,275
Operating lease right-of-use assets	1,545,735	1,243,692
Total assets	12,112,309	5,571,246
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $104,231 and $334,579 as of February 29, 2020 and February 28, 2021, respectively)	353,778	117,770
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $733,253 and $1,328,473 as of February 29, 2020 and February 28, 2021, respectively)	1,387,493	780,167
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $4,264 and $3,396 as of February 29, 2020 and February 28, 2021, respectively)	3,488	4,361
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $470,519 and $750,204 as of February 29, 2020 and February 28, 2021, respectively)	911,283	552,650
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $43,233 and $51,037 as of February 29, 2020 and February 28, 2021, respectively)	65,138	46,650
Current portion of long-term debt (including current portion of long-term debt of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 29, 2020 and February 28, 2021, respectively)	270,000
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIEs without recourse to TAL Education Group of $276,712 and $349,547 as of February 29, 2020 and February 28, 2021, respectively)	382,671	304,960
Total current liabilities	3,373,851	1,806,558
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $833 and $30,005 as of February 29, 2020 and February 28, 2021, respectively)	30,005	833
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $7,197 and $10,109 as of February 29, 2020 and February 28, 2021, respectively)	10,333	7,789
Bond payable (including bond payable of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 29, 2020 and February 28, 2021, respectively)	2,300,000
Long-term debt (including long-term debt of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 29, 2020 and February 28, 2021, respectively)		261,950
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIEs without recourse to TAL Education Group of $883,603 and $1,123,508 as of February 29, 2020 and February 28, 2021, respectively)	1,193,564	949,919
Total liabilities	6,907,753	3,027,049
Mezzanine equity
Redeemable noncontrolling interests	1,775
Equity
Additional paid-in capital	4,369,125	1,675,640
Statutory reserve	121,285	82,712
Retained earnings	624,883	786,097
Accumulated other comprehensive (loss) / income	86,321	(28,913)
Total TAL Education Group shareholder's equity	5,201,829	2,515,736
Noncontrolling interests	952	28,461
Total equity	5,202,781	2,544,197
Total liabilities, mezzanine equity and equity	12,112,309	5,571,246
Common Class A
Equity
Common shares	148	133
Total equity	148	133
Common Class B
Equity
Common shares	67	67
Total equity	$ 67	$ 67